Condensed Consolidated Interim Statements of Changes in Equity (unaudited) - CAD ($)	Issued capital [member]	Capital reserve [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Beginning balance, value at Jun. 30, 2020	$ 70,990,300	$ 15,716,067	$ (43,183,131)	$ 2,073,460	$ 45,596,696
Beginning balance, in shares at Jun. 30, 2020	105,497,320
IfrsStatementLineItems [Line Items]
Share-based payment		4,369,031			4,369,031
Shares issued for private placement, net of costs	$ 31,867,688				31,867,688
Shares issued for private placement, net of costs, shares	15,697,500
Shares issued for evaluation &exploration assets	$ 1,025,000				1,025,000
Shares issued for evaluation &exploration assets, shares	500,000
Warrants exercised	$ 9,030,930				9,030,930
Warrants exercised (in shares)	9,856,504
Stock options exercised	$ 2,142,425	(938,425)			1,204,000
Stock options exercised (in shares)	1,325,000
Net loss for the period			(18,354,031)		(18,354,031)
Currency translation differences for foreign operations				(3,840,170)	(3,840,170)
Stock options exercised (in shares)	(1,325,000)
Ending balance, value at Mar. 31, 2021	$ 115,056,343	19,146,673	(61,537,162)	(1,766,710)	70,899,144
Ending balance, in shares at Mar. 31, 2021	132,876,324
Beginning balance, value at Jun. 30, 2021	$ 122,996,406	19,563,420	(68,617,507)	(2,398,853)	71,543,466
Beginning balance, in shares at Jun. 30, 2021	141,166,203
IfrsStatementLineItems [Line Items]
Share-based payment		2,510,322			2,510,322
Shares issued for private placement, net of costs	$ 118,240,689	2,211,663			120,452,352
Shares issued for private placement, net of costs, shares	13,480,083
Share issuance costs	$ (255,431)				(255,431)
Warrants exercised	$ 7,389,127				7,389,127
Warrants exercised (in shares)	6,684,892
Stock options exercised	$ 5,854,957	(2,868,458)			2,986,499
Stock options exercised (in shares)	2,910,784
Compensation shares issued	$ 500,000				500,000
Compensation shares issued (in shares)	60,235
Net loss for the period			(31,667,877)		(31,667,877)
Currency translation differences for foreign operations				386,954	386,954
Stock options exercised (in shares)	(2,910,784)
Ending balance, value at Mar. 31, 2022	$ 254,725,748	$ 21,416,947	$ (100,285,384)	$ (2,011,899)	$ 173,845,412
Ending balance, in shares at Mar. 31, 2022	164,302,197